NOTE 7 - CONVERTIBLE DEBT	Mar. 31, 2023
March 31, 2023
NOTE 7 - CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

As of March 31, 2023, the Company had the following convertible debt outstanding:

				Original	Balance at	Balance at
				Principal	March 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2023	2022
Convertible promissory note #1	July 28, 2016	January 19, 2017	8%	$15,000	$6,750	$6,750
Convertible promissory note #2	May 25, 2022	August 5, 2023	10%	154,000	-	110,535
Convertible promissory note #3	May 12, 2022	May 1, 2023	12%	200,000	200,000	200,000
Convertible promissory note #4	January 24, 2023	October 24, 2023	0%	388,888	388,888	-
Total notes payable				$757,888	$595,638	$317,285
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$757,888	$595,638	$317,285

Convertible promissory note #1:

On July 28, 2016, the Company executed the convertible promissory note #1 in the principal amount of $15,000, which is in default but management has not been able to make contact with this party, due to them living out of the country.  The due date for this note was January 19, 2017 at an interest rate of 8%, with a default interest rate of 18%.  We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.  The conversion option for this note coverts at a 54% discount to the market price based on the lowest trading prices in the last 20 days trading period.  The outstanding balance on convertible promissory note #1 as of March 31, 2023 was $6,750.

The fair value of the derivative was determined to be $8,144 as of March 31, 2023, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.0518 per share; expected exercise price of $0.0277 per share; volatility of 137%; expected dividend yield of zero; and annual risk-free interest rate of 4.69%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $8,144.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Convertible promissory note #2:

On May 25, 2022, the Company executed the convertible promissory note #2 in the principal amount of $154,000 with a loan origination fee in the amount of $15,400, which was fully expensed as interest expense in this period.    The net proceeds from this note were $138,600.  The loan is unsecured and the initial repayment of $14,488 was due on October 5, 2022.  There will be ten additional monthly payments due on the 5th day of each following month, beginning on November 5, 2022 through August 5, 2023.  Interest will accrual at an interest rate of 10% per annum on any unpaid principal amount.  If the Company defaults on the loan, the default interest will increase to 16% per annum.  During 2022, the Company has made principal payments totaling $43,465 towards the outstanding balance on convertible promissory note #2.  During the three months ended March 31, 2023, the Company has made additional principal payments towards convertible promissory note #2 totaling $110,535 which settled the entire principal balance in full.  As of March 31, 2023, the principal balance of the note was paid off the principal balance of the note was paid off.

The fair value of the derivative was determined to be $0, due to being paid off, using the Black-Scholes option pricing model based, prior to the note being paid off, on the following assumptions:  common share price of $0.0518 per share; expected exercise price of $0.05 per share; volatility of 137%; expected dividend yield of zero; and annual risk-free interest rate of 4.69%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $0 due to paying off the note in full in March 2023.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Convertible promissory note #3:

On May 12, 2022, the Company executed the convertible promissory note #3 in the principal amount of $200,000.  The loan is unsecured and the principal and any unpaid accrued interest shall be due and payable on May 12, 2023.  Interest shall accrue at the rate of 12% per annum.  The outstanding balance on convertible promissory note #3 as of March 31, 2023 was $200,000. At any time on or after July 24, 2023, the holder shall have the right, at his option, to convert the principal amount of the note, or any portion of such principal amount, plus accrued but unpaid interest into shares of the Company’s common stock.  The conversion price shall be $0.05 per share.

The fair value of the derivative was determined to be $45,744 as of March 31, 2023, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.0518 per share; expected exercise price of $0.05 per share; volatility of 137%; expected dividend yield of zero; and annual risk-free interest rate of 4.69%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $45,744.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Convertible promissory note #4:

On January 24, 2023, the Company executed the convertible promissory note #4 in the principal amount of $388,888 with a loan origination fee in the amount of $38,888, which was fully expensed as interest expense in this period, additionally there were $12,500 of legal costs and $31,500 of agent fees in which were also fully expenses in this period.  The net proceeds from this loan were $306,000.  The loan is unsecured and the principal and any unpaid accrued interest shall be due and payable on October 24, 2023 with an interest rate of 0%.  Any unpaid balance at that time will start to accrue interest at a default rate of 20% per annum.  The outstanding balance on convertible promissory note #4 as of March 31, 2023 was $388,888.  The holder shall have the right, at his option, to convert the principal amount of the note, or any portion of such principal amount, plus accrued but unpaid interest into shares of the Company’s common stock.  The conversion price means ninety percent (90%) of the lowest VWAP of our common stock for the five (5) consecutive Trading Days immediately preceding the date of the issuance of a Conversion Election.

The fair value of the derivative was determined to be $133,031 as of March 31, 2023, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.0518 per share; expected exercise price of $0.0446 per share; volatility of 137%; expected dividend yield of zero; and annual risk-free interest rate of 4.69%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $133,031.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Total interest expense for notes payable to was $40,935 and $10,794 for the three months ended March 31, 2023 and 2022, respectively.  The Company paid $6,495 and $0 in interest for the three months ended March 31, 2023 and 2022, respectively.

December 31, 2022
NOTE 7 - CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

As of December 31, 2022 and 2021, the Company had the following:

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Convertible promissory note #1	July 28, 2016	January 19, 2017	8%	$15,000	$6,750	$6,750
Convertible promissory note #2	May 25, 2022	August 5, 2023	10%	154,000	110,535	-
Convertible promissory note #3	May 12, 2022	May 1, 2023	12%	200,000	200,000	-
Total notes payable				$369,000	$317,285	$6,750
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$369,000	$317,285	$6,750

Convertible promissory note #1:

On Junly 28, 2016, the Company executed the convertible promissory note #1 in the principal amount of $15,000, which is in default but management has not been able to make contact with this party, due to them living out of the country.  The due date for this note was January 19, 2017 at an interest rate of 8%, with a default interest rate of 18%.  We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.  The conversion option for this note coverts at a 54% discount to the market price based on the lowest trading prices in the last 20 days trading period.  The outstanding balance on convertible promissory note #1 as of December 31, 2022 was $6,750.

The fair value of the derivative was determined to be $8,037 as of December 31, 2022, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.04 per share; expected exercise price of $0.0224 per share; volatility of 168%; expected dividend yield of zero; and annual risk-free interest rate of 4.02%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $8,037.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Convertible promissory note #2:

On May 25, 2022, the Company executed the convertible promissory note #2 in the principal amount of $154,000 with a loan origination fee in the amount of $15,400, which was fully expensed as interest expense in this period.  The net proceeds from this note were $138,600.  The loan is unsecured and the initial payment of $14,488 was due on October 5, 2022.  There will be ten additional monthly payments due on the 5th day of each following month, beginning on November 5, 2022 through August 5, 2023.  Interest will accrual at an interest rate of 10% per annum on any unpaid principal amount.  If the Company defaults on the loan, the default interest will increase to 16% per annum.  During 2022, the Company has made principal payments totaling $43,465 towards the outstanding principal balance on convertible promissory note #2.  The holder shall have the right, at his option, to convert the principal amount of the note, or any portion of such principal amount, plus accrued but unpaid interest into shares of the Company’s common stock.  The conversion price shall be $0.05 per share.  As of December 31, 2022, the principal balance of the note was $110,535.

The fair value of the derivative was determined to be $38,172 as of December 31, 2022, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.04 per share; expected exercise price of $0.05 per share; volatility of 168%; expected dividend yield of zero; and annual risk-free interest rate of 4.02%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $38,172.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Convertible promissory note #3:

On May 12, 2022, the Company executed the convertible promissory note #3 in the principal amount of $200,000, with the net process of $200,000.  The loan is unsecured and the principal and any unpaid accrued interest shall be due and payable on May 12, 2023.  Interest shall accrue at the rate of 12% per annum.  At any time on or after July 24, 2023, the holder shall have the right, at his option, to convert the principal amount of the note, or any portion of such principal amount, plus accrued but unpaid interest into shares of the Company’s common stock.  The conversion price shall be $0.05 per share.  The outstanding balance on convertible promissory note #3 as of December 31, 2022 was $200,000.

The fair value of the derivative was determined to be 55,802 as of December 31, 2022, using the Black-Scholes option pricing model based on the following assumptions:  common share price of $0.04 per share; expected exercise price of $0.05 per share; volatility of 168%; expected dividend yield of zero; and annual risk-free interest rate of 4.02%.  The derivatives are classified as liabilities as they represent an obligation to deliver a variable number of shares of common stock in the future and are therefore required to be initially and subsequently measured at fair value each reporting period.  The Company recorded a derivative liability in the amount of $55,802.  The fair value of the derivative liability is remeasured each reporting period using the Black-Scholes option pricing model, and the change in fair value is recorded as an adjustment to the derivative liabilities account with the unrealized gains or losses reflect in other income – change in fair value on derivative.

Total interest expense for notes payable to was $19,079 and $71,470 for the year ended December 31, 2022 and 2021, respectively.  The Company paid $27,155 and $9,244 in interest for the year ended December 31, 2022 and 2021, respectively.